Statements of Net Assets Available for Benefits - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments	$ 125,227,487	$ 110,716,210
Receivables:
Company contributions	525	0
Participant contributions	1,050	0
Notes receivable from participants	1,852,266	2,031,414
Total receivables	1,853,841	2,031,414
Total assets	127,081,328	112,747,624
Net assets available for benefits	127,081,328	112,747,624
Mutual funds
Investments, at fair value:
Total investments	87,256,435	74,730,877
Origin Bancorp, Inc. (“Company”) stock
Investments, at fair value:
Total investments	$ 37,971,052	$ 35,985,333